Segmented Information - Summary of Results by Geographic Location (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of geographical areas [line items]
Net premium income	$ 39,065	$ 32,917
Net investment income (loss)	11,624	35,400
Other revenue	11,132	10,591
Total revenue	61,821	78,908
Life and health insurance [Member]
Disclosure of geographical areas [line items]
Net premium income	36,130	29,967
Annuities and pensions [Member]
Disclosure of geographical areas [line items]
Net premium income	2,935	2,950
Asia [member]
Disclosure of geographical areas [line items]
Net premium income	23,073	20,568
Net investment income (loss)	5,313	7,085
Other revenue	2,818	2,300
Total revenue	31,204	29,953
Asia [member] | Life and health insurance [Member]
Disclosure of geographical areas [line items]
Net premium income	20,515	18,072
Asia [member] | Annuities and pensions [Member]
Disclosure of geographical areas [line items]
Net premium income	2,558	2,496
Canada [member]
Disclosure of geographical areas [line items]
Net premium income	9,249	8,808
Net investment income (loss)	1,255	8,531
Other revenue	3,363	2,671
Total revenue	13,867	20,010
Canada [member] | Life and health insurance [Member]
Disclosure of geographical areas [line items]
Net premium income	8,905	8,474
Canada [member] | Annuities and pensions [Member]
Disclosure of geographical areas [line items]
Net premium income	344	334
U.S. [member]
Disclosure of geographical areas [line items]
Net premium income	6,373	3,132
Net investment income (loss)	4,830	19,735
Other revenue	4,952	5,600
Total revenue	16,155	28,467
U.S. [member] | Life and health insurance [Member]
Disclosure of geographical areas [line items]
Net premium income	6,340	3,012
U.S. [member] | Annuities and pensions [Member]
Disclosure of geographical areas [line items]
Net premium income	33	120
Other [Member]
Disclosure of geographical areas [line items]
Net premium income	370	409
Net investment income (loss)	226	49
Other revenue	(1)	20
Total revenue	595	478
Other [Member] | Life and health insurance [Member]
Disclosure of geographical areas [line items]
Net premium income	$ 370	$ 409